Share-Based Compensation And Other Related Information - Options Outstanding and Exercisable (Details)	Dec. 31, 2018 CAD ($) shares month	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	698,387	936,123	1,310,864
Weighted average remaining contractual life of outstanding share options | month	52.29
Weighted Average Exercise Price (CAD$ per share)	$ 15.00	$ 16.56	$ 16.81
Number Exercisable at Year End (shares) | shares	503,254
Weighted Average Exercise Price (CAD$ per share)	$ 13.92
$9.76 - $11.57 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	232,883
Weighted average remaining contractual life of outstanding share options | month	43.08
Weighted Average Exercise Price (CAD$ per share)	$ 10.07
Number Exercisable at Year End (shares) | shares	232,883
Weighted Average Exercise Price (CAD$ per share)	$ 10.07
$9.76 - $11.57 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	9.76
$9.76 - $11.57 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 11.57
$11.58 - $17.01 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	97,043
Weighted average remaining contractual life of outstanding share options | month	40.16
Weighted Average Exercise Price (CAD$ per share)	$ 12.50
Number Exercisable at Year End (shares) | shares	97,043
Weighted Average Exercise Price (CAD$ per share)	$ 12.50
$11.58 - $17.01 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11.58
$11.58 - $17.01 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 17.01
$17.02 - $18.53 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	230,811
Weighted average remaining contractual life of outstanding share options | month	57.74
Weighted Average Exercise Price (CAD$ per share)	$ 17.88
Number Exercisable at Year End (shares) | shares	81,648
Weighted Average Exercise Price (CAD$ per share)	$ 18.53
$17.02 - $18.53 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	17.02
$17.02 - $18.53 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 18.53
$18.54 - $24.90 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	137,650
Weighted average remaining contractual life of outstanding share options | month	67.28
Weighted Average Exercise Price (CAD$ per share)	$ 20.29
Number Exercisable at Year End (shares) | shares	91,680
Weighted Average Exercise Price (CAD$ per share)	$ 21.12
$18.54 - $24.90 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	18.54
$18.54 - $24.90 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 24.90